ADVANCED SERIES TRUST

AST Hotchkis & Wiley Large-Cap Value Portfolio

Supplement dated January 20, 2022 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Hotchkis & Wiley Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Summary Prospectus.

New Subadvisory Arrangements, Strategy Changes and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) changing the name of the Portfolio to the "AST Large-Cap Value Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the subadvisory agreement among Hotchkis and Wiley, PGIM Investments LLC, and AST Investment Services, Inc. relating to the Portfolio. These changes are expected to become effective on February 14, 2022.

To reflect these changes, the Summary Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:

A.All references in the Summary Prospectus to "AST Hotchkis & Wiley Large-Cap Value Portfolio" are hereby changed to "AST Large-Cap Value Portfolio."

B.The description of the Portfolio's principal investment strategies in the "INVESTMENTS, RISKS AND PERFORMANCE" section of the Summary Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio invests at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities.

The Portfolio is allocated among four subadvisers: Hotchkis and Wiley Capital Management, LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

C.The table in the "MANAGEMENT OF THE PORTFOLIO" section of the Summary Prospectus is hereby deleted and replaced with the table set forth below:

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM Investments		Rick Babich	Portfolio Manager	February 2022
LLC
AST Investment		Jeffrey Peasley	Portfolio Manager	February 2022
Services, Inc.
	Hotchkis and Wiley	George Davis	Executive Chairman	April 2004
	Capital Management,		and Portfolio
	LLC		Manager
		Judd Peters	Portfolio Manager	April 2004

		Scott McBride	Chief Executive	April 2004
Officer and
Portfolio Manager
		Patricia McKenna	Principal and	April 2004
Portfolio Manager

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
	Massachusetts Financial	Nevin Chitkara	Portfolio Manager	February 2022
Services Company
		Katherine Cannan	Portfolio Manager	February 2022

	T. Rowe Price	Mark S. Finn, CFA,	Portfolio Manager	February 2022
	Associates, Inc.	CPA
		John D. Linehan, CFA	Portfolio Manager	February 2022
		Gabriel Solomon	Portfolio Manager	February 2022
		Heather K. McPherson*	Portfolio Manager	February 2022
	Wellington Management	Matthew C. Hand, CFA	Senior Managing	February 2022
	Company LLP		Director and
Portfolio Manager
		Adam H. Illfelder, CFA	Senior Managing	February 2022
Director and
Portfolio Manager
		W. Michael Reckmeyer	Senior Managing	February 2022
		III, CFA	Director and
Portfolio Manager

*Effective April 1, 2022, Heather McPherson will step down as a Portfolio Manager of the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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